Financial instruments - Schedule of Outstanding Interest Rate Derivatives (Detail)	9 Months Ended
Sep. 30, 2017 USD ($)
5.8700% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.87%
Derivative, notional amount	$ 620,390,000
Effective date	Aug. 31, 2017
Ending date	Nov. 28, 2025
5.8700% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 620,390,000
5.4200% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.42%
Derivative, notional amount	$ 403,218,000
Effective date	Sep. 06, 2007
Ending date	May 31, 2024
5.4200% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 403,218,000
5.6000% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.60%
Derivative, notional amount	$ 142,000,000
Effective date	Jun. 23, 2010
Ending date	Dec. 23, 2021
5.6000% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 142,000,000
5.9450% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.945%
Derivative, notional amount	$ 77,769,000
Effective date	Jan. 30, 2014
Ending date	May 31, 2019
5.9450% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 77,769,000